CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Utility plant:
Gas plant	$ 7,134,239,000	$ 6,629,644,000
Less: accumulated depreciation	(2,234,029,000)	(2,231,242,000)
Construction work in progress	193,028,000	125,248,000
Net utility plant	5,093,238,000	4,523,650,000
Other property and investments	623,551,000	428,180,000
Current assets:
Cash and cash equivalents	85,361,000	43,622,000
Accounts receivable, net of allowances	413,926,000	347,375,000
Accrued utility revenue	77,200,000	78,200,000
Income taxes receivable, net	14,653,000	7,960,000
Deferred purchased gas costs	4,928,000	14,581,000
Prepaid and other current assets	243,701,000	165,294,000
Total current assets	839,769,000	657,032,000
Noncurrent assets:
Goodwill	359,045,000	179,314,000
Deferred income taxes	1,264,000	1,480,000
Deferred charges and other assets	440,862,000	447,410,000
Total noncurrent assets	801,171,000	628,204,000
Total assets	7,357,729,000	6,237,066,000
Capitalization:
Common stock	54,656,000	49,720,000
Additional paid-in capital	1,305,769,000	955,332,000
Accumulated other comprehensive income (loss), net	(52,668,000)	(47,682,000)
Retained earnings	944,285,000	857,398,000
Total Southwest Gas Holdings, Inc. equity	2,252,042,000	1,814,768,000
Noncontrolling interest	(452,000)	(2,365,000)
Total equity	2,251,590,000	1,812,403,000
Redeemable noncontrolling interest	81,831,000	0
Long-term debt, less current maturities	2,107,258,000	1,798,576,000
Total capitalization	4,440,679,000	3,610,979,000
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	33,060,000	25,346,000
Short-term debt	152,000,000	214,500,000
Accounts payable	248,993,000	228,315,000
Customer deposits	67,940,000	69,781,000
Income taxes payable, net	1,083,000	5,946,000
Accrued general taxes	43,560,000	43,879,000
Accrued interest	21,369,000	17,870,000
Deferred purchased gas costs	79,762,000	6,841,000
Other current liabilities	290,878,000	203,403,000
Total current liabilities	938,645,000	815,881,000
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	529,201,000	476,960,000
Accumulated removal costs	383,000,000	315,000,000
Other deferred credits and other long-term liabilities	1,066,204,000	1,018,246,000
Total deferred income taxes and other credits	1,978,405,000	1,810,206,000
Total capitalization and liabilities	7,357,729,000	6,237,066,000
Southwest Gas Corporation
Utility plant:
Gas plant	7,134,239,000	6,629,644,000
Less: accumulated depreciation	(2,234,029,000)	(2,231,242,000)
Construction work in progress	193,028,000	125,248,000
Net utility plant	5,093,238,000	4,523,650,000
Other property and investments	116,146,000	119,114,000
Current assets:
Cash and cash equivalents	31,962,000	37,946,000
Accounts receivable, net of allowances	140,057,000	119,748,000
Accrued utility revenue	77,200,000	78,200,000
Income taxes receivable, net	13,444,000	0
Deferred purchased gas costs	4,928,000	14,581,000
Prepaid and other current assets	229,562,000	153,771,000
Total current assets	497,153,000	404,246,000
Noncurrent assets:
Goodwill	10,095,000	10,095,000
Deferred charges and other assets	424,952,000	425,564,000
Total noncurrent assets	435,047,000	435,659,000
Total assets	6,141,584,000	5,482,669,000
Capitalization:
Common stock	49,112,000	49,112,000
Additional paid-in capital	1,065,242,000	948,767,000
Accumulated other comprehensive income (loss), net	(49,049,000)	(47,073,000)
Retained earnings	717,155,000	659,193,000
Total Southwest Gas Holdings, Inc. equity	1,782,460,000	1,609,999,000
Total equity	1,782,460,000	1,609,999,000
Long-term debt, less current maturities	1,818,669,000	1,521,031,000
Total capitalization	3,601,129,000	3,131,030,000
Commitments and contingencies (Note 10)
Current liabilities:
Short-term debt	152,000,000	191,000,000
Accounts payable	184,982,000	158,474,000
Customer deposits	67,940,000	69,781,000
Income taxes payable, net	0	4,971,000
Accrued general taxes	43,560,000	43,879,000
Accrued interest	20,243,000	17,171,000
Deferred purchased gas costs	79,762,000	6,841,000
Payable to parent	472,000	194,000
Other current liabilities	94,136,000	108,785,000
Total current liabilities	643,095,000	601,096,000
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	490,458,000	445,243,000
Accumulated removal costs	383,000,000	315,000,000
Other deferred credits and other long-term liabilities	1,023,902,000	990,300,000
Total deferred income taxes and other credits	1,897,360,000	1,750,543,000
Total capitalization and liabilities	$ 6,141,584,000	$ 5,482,669,000